TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Loss before income taxes	¥ (555,594)	$ (78,256)	¥ (839,896)	¥ (529,237)
Income tax computed at the tax rate of 25%	(138,899)	(19,564)	(209,974)	(132,309)
Effect of different tax rates in different jurisdictions	(5,178)	(728)	(20,584)	2,798
Non-deductible expenses	18,287	2,575	21,543	(10,502)
Non-taxable income	(6,447)	(908)	(55,705)	9,183
Statutory income (expense)	51,631	7,272	25,419	3,994
Interest and penalty	(6,121)	(862)	(7,254)	(12,918)
Deferred tax expense	3,357	473	7,056	(13,953)
Changes of valuation allowance	58,030	8,173	168,102	142,806
Withholding tax	767	108	491	4,336
Income tax expense	¥ (24,573)	$ (3,461)	¥ (70,906)	¥ (6,565)